BRINKER CAPITAL DESTINATIONS TRUST (“TRUST”)

SUPPLEMENT DATED JANUARY 1, 2022,

TO THE STATUTORY AND SUMMARY PROSPECTUS DATED JULY 1, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Change in the Name of Sub-Adviser for the Destinations Equity Income Fund (the “Fund”)

Effective as of January 1, 2022, NWQ Investment Management Company, LLC, Sub-adviser to the Fund, has changed its name as part of an internal reorganization. Accordingly, all references to “NWQ Investment Management Company, LLC” and all abbreviated references to “NWQ” are hereby removed from the Prospectus and replaced with “Nuveen Asset Management LLC” and “Nuveen,” respectively.

There are no changes to the portfolio managers of this Sub-Adviser who service the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRINKER CAPITAL DESTINATIONS TRUST (“TRUST”)

SUPPLEMENT DATED JANUARY 1, 2022,

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED JULY 1, 2021

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Change in the Name of Sub-Adviser for the Destinations Equity Income Fund (the “Fund”)

Effective as of January 1, 2022, NWQ Investment Management Company, LLC, Sub-adviser to the Fund, has changed its name as part of an internal reorganization. Accordingly, all references to “NWQ Investment Management Company, LLC” and all abbreviated references to “NWQ” are hereby removed from the SAI and replaced with “Nuveen Asset Management LLC” and “Nuveen,” respectively.

There are no changes to the portfolio managers of this Sub-Adviser who service the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE